Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	MassMutual Premier Funds
Entity Central Index Key	0000927972
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
Shareholder Report Annual or Semi-Annual	annual shareholder report
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class I
Trading Symbol	MIPZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$50	0.49%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	3.41	1.65	3.21
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R5
Trading Symbol	MIPSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	3.31	1.55	3.11
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Service Class
Trading Symbol	MIPYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$70	0.69%

Expenses Paid, Amount	$ 70
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	3.20	1.45	3.00
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Administrative Class
Trading Symbol	MIPLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$80	0.79%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	3.11	1.37	2.91
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R4
Trading Symbol	MIPRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$95	0.94%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.94%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	2.93	1.21	2.76
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class A
Trading Symbol	MPSAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$100	0.99%

Expenses Paid, Amount	$ 100
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	2.89	1.12	2.66
Class A - with maximum sales charge	-1.48	0.24	2.21
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class R3
Trading Symbol	MIPNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$121	1.19%

Expenses Paid, Amount	$ 121
Expense Ratio, Percent	1.19%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	2.68	0.98	2.50
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	1.42	3.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Inflation-Protected and Income Fund
Class Name	Class Y
Trading Symbol	MMODX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Inflation-Protected and Income Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$60	0.59%

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• Inflation security positioning
• Short maturity TIPS exposure, given outperformance to longer-term TIPS
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series-L):
• The income program overall due to the financing rate of TIPS total return swaps
• Duration exposure of the inflation positioning

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	3.31	4.50
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Treasury Inflation Protected Securities (TIPS) Index (Series - L)	3.79	5.10

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 215,400,000
Holdings Count | $ / shares	180
Advisory Fees Paid, Amount	$ 848,230
Investment Company Portfolio Turnover	63.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$215.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	180
Total Advisory Fees Paid During the Reporting Period	$848,230
Portfolio Turnover Rate	63%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Non-U.S. Government Agency Obligations	58.8%
U.S. Treasury Obligations	18.1%
Commercial Paper	16.8%
U.S. Government Agency Obligations and Instrumentalities	3.4%
Repurchase Agreement	2.9%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class I
Trading Symbol	MCZZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$38	0.37%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.37%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	4.56	0.77	2.51
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R5
Trading Symbol	MCBDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	4.46	0.66	2.41
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Service Class
Trading Symbol	MCBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$58	0.57%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.57%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	4.36	0.58	2.31
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Administrative Class
Trading Symbol	MCBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$68	0.67%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	4.25	0.46	2.20
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R4
Trading Symbol	MCZRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$84	0.82%

Expenses Paid, Amount	$ 84
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	4.09	0.32	2.05
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class A
Trading Symbol	MMCBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$89	0.87%

Expenses Paid, Amount	$ 89
Expense Ratio, Percent	0.87%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	4.04	0.24	1.96
Class A - with maximum sales charge	-0.38	-0.63	1.52
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class R3
Trading Symbol	MCBNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$109	1.07%

Expenses Paid, Amount	$ 109
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	3.85	0.20	1.87
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Core Bond Fund
Class Name	Class Y
Trading Symbol	MMNWX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Core Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$48	0.47%

Expenses Paid, Amount	$ 48
Expense Ratio, Percent	0.47%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit, namely strong issue selection in investment-grade securities and sector allocation given favorable market conditions
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	4.46	4.79
Bloomberg U.S. Aggregate Bond Index	2.88	4.59

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Material Change Date	Oct. 01, 2024
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 865,400,000
Holdings Count | $ / shares	460
Advisory Fees Paid, Amount	$ 3,190,354
Investment Company Portfolio Turnover	149.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$865.4
Total Number of Portfolio Holdings (includes derivative positions, if any)	460
Total Advisory Fees Paid During the Reporting Period	$3,190,354
Portfolio Turnover Rate	149%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	38.0%
Non-U.S. Government Agency Obligations	26.0%
U.S. Government Agency Obligations and Instrumentalities	23.7%
U.S. Treasury Obligations	8.9%
Investment of Cash Collateral from Securities Loaned	2.0%
Commercial Paper	0.7%
Municipal Obligations	0.3%
Sovereign Debt Obligations	0.2%
Repurchase Agreement	0.2%

Material Fund Change [Text Block]
HOW HAS THE FUND CHANGED?
The following is a summary of certain changes to the Fund since October 1, 2024. For more complete information, you may review the Fund’s prospectus, including any applicable supplements, at https://www.massmutual.com/product-performance/mutual-funds or upon request at 1-888-309-3539 or fundinfo@massmutual.com.
On September 15, 2025, the MassMutual Total Return Bond Fund was merged into the Fund and shareholders of the MassMutual Total Return Bond Fund became shareholders of the Fund.
Effective September 15, 2025, the advisory fee rate for the Fund changed from 0.38% on the first $1.5 billion of the average daily net assets of the Fund; 0.33% on the next $500 million; and 0.28% on assets in excess of $2 billion to  0.30% on the first $2 billion of the average daily net assets of the Fund; and 0.27% on assets in excess of $2 billion.
Prior to February 1, 2025, MML Investment Advisers, LLC had agreed to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2025, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.42%, 0.52%, 0.62%, 0.72%, 0.87%, 0.92%, 1.12%, and 0.52% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On February 1, 2025, this agreement was replaced by a new agreement with MML Investment Advisers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2026, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.34%, 0.44%, 0.54%, 0.64%, 0.79%, 0.84%, 1.04%, and 0.44% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.
On September 15, 2025, this agreement was replaced by a new agreement with MML Investment Advsiers, LLC to cap the fees and expenses of the Fund (other than extraordinary legal and other expenses, Acquired Fund Fees and Expenses, interest expense, expenses related to borrowings, securities lending, leverage, taxes, and brokerage, short sale dividend and loan expense, or other non-recurring or unusual expenses such as organizational expenses and shareholder meeting expenses, as applicable) through January 31, 2027, to the extent that Total Annual Fund Operating Expenses after Expense Reimbursement would otherwise exceed 0.33%, 0.43%, 0.53%, 0.63%, 0.78%, 0.83%, 1.03%, and 0.43% for Classes I, R5, Service, Administrative, R4, A, R3, and Y, respectively.

Updated Prospectus Phone Number	1-888-309-3539
Updated Prospectus Email Address	fundinfo@massmutual.com
Updated Prospectus Web Address	https://www.massmutual.com/product-performance/mutual-funds
Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class I
Trading Symbol	MDBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.77	1.17	2.81
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R5
Trading Symbol	MDBSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.66	1.07	2.72
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Service Class
Trading Symbol	MDBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$81	0.79%

Expenses Paid, Amount	$ 81
Expense Ratio, Percent	0.79%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.53	0.98	2.62
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Administrative Class
Trading Symbol	MDBLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$91	0.89%

Expenses Paid, Amount	$ 91
Expense Ratio, Percent	0.89%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.43	0.87	2.51
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R4
Trading Symbol	MDBFX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$107	1.04%

Expenses Paid, Amount	$ 107
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.28	0.74	2.37
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class A
Trading Symbol	MDVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$112	1.09%

Expenses Paid, Amount	$ 112
Expense Ratio, Percent	1.09%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.09	0.62	2.27
Class A - with maximum sales charge	0.62	-0.25	1.83
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class R3
Trading Symbol	MDBRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$132	1.29%

Expenses Paid, Amount	$ 132
Expense Ratio, Percent	1.29%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.01	0.49	2.11
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Diversified Bond Fund
Class Name	Class Y
Trading Symbol	MMOBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Diversified Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$71	0.69%

Expenses Paid, Amount	$ 71
Expense Ratio, Percent	0.69%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Overweight allocation to corporate credit was favorable across both investment grade and high yield bonds
• Overweight allocation to securitized assets, namely solid issue selection in asset-backed securities and commercial mortgage-backed securities
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate Bond Index:
• Corporate credit duration sensitivity
• U.S. Treasury curve exposure by virtue of the Fund not being well positioned in the sector for the steepening yield environment
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	5.66	5.16
Bloomberg U.S. Aggregate Bond Index	2.88	4.59

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 69,800,000
Holdings Count | $ / shares	314
Advisory Fees Paid, Amount	$ 392,004
Investment Company Portfolio Turnover	265.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$69.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	314
Total Advisory Fees Paid During the Reporting Period	$392,004
Portfolio Turnover Rate	265%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	39.8%
U.S. Government Agency Obligations and Instrumentalities	21.5%
Non-U.S. Government Agency Obligations	20.7%
U.S. Treasury Obligations	12.8%
Investment of Cash Collateral from Securities Loaned	3.9%
Repurchase Agreement	0.8%
Preferred Stock	0.3%
Sovereign Debt Obligations	0.2%
Warrants	0.0%

Largest Countries (% of Total Investments)
United States	76.6%
Cayman Islands	8.5%
United Kingdom	3.5%
Canada	1.9%
Bermuda	0.6%
Netherlands	0.5%
Germany	0.5%
France	0.5%
Panama	0.5%
Mexico	0.4%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class I
Trading Symbol	MSOOX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$67	0.65%

Expenses Paid, Amount	$ 67
Expense Ratio, Percent	0.65%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	6.05	13.22	10.76
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R5
Trading Symbol	MSCDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.97	13.11	10.64
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Service Class
Trading Symbol	MSVYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$87	0.85%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.85%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.86	13.01	10.53
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Administrative Class
Trading Symbol	MSCLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$98	0.95%

Expenses Paid, Amount	$ 98
Expense Ratio, Percent	0.95%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.76	12.88	10.42
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R4
Trading Symbol	MOORX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$113	1.10%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.55	12.71	10.25
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class A
Trading Symbol	DLBMX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$118	1.15%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.15%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.53	12.62	10.15
Class A - with maximum sales charge	-0.27	11.35	9.53
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class R3
Trading Symbol	MCCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$139	1.35%

Expenses Paid, Amount	$ 139
Expense Ratio, Percent	1.35%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.30	12.44	9.97
Russell 3000 Index	17.41	15.74	14.71
Russell 2000 Index	10.76	11.56	9.77

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Small Cap Opportunities Fund
Class Name	Class Y
Trading Symbol	MMOGX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Small Cap Opportunities Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$77	0.75%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the Russell 2000® Index:
• Stock selection within the consumer discretionary sector
• Stock selection within the financials sector
• An overweight allocation to the industrials sector
Top detractors to the Fund’s performance relative to the Russell 2000 Index:
• Stock selection within the industrials sector
• Stock selection within the information technology sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (02/01/2023)
Class Y - without sales charge	5.95	9.80
Russell 3000 Index	17.41	22.44
Russell 2000 Index	10.76	16.04

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 494,800,000
Holdings Count | $ / shares	99
Advisory Fees Paid, Amount	$ 2,492,968
Investment Company Portfolio Turnover	40.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$494.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	99
Total Advisory Fees Paid During the Reporting Period	$2,492,968
Portfolio Turnover Rate	40%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
AutoNation, Inc.	2.4%
Zurn Elkay Water Solutions Corp.	2.1%
PennyMac Financial Services, Inc.	1.9%
Enpro, Inc.	1.8%
Dorman Products, Inc.	1.8%
American Healthcare REIT, Inc.	1.8%
Wintrust Financial Corp.	1.7%
Belden, Inc.	1.7%
Columbia Banking System, Inc.	1.6%
Commercial Metals Co.	1.5%

Sectors (% of Total Investments)
Industrials	21.1%
Financials	20.0%
Health Care	14.3%
Information Technology	13.4%
Consumer Discretionary	12.4%
Real Estate	5.8%
Energy	4.4%
Materials	3.5%
Utilities	2.5%
Consumer Staples	1.4%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class I
Trading Symbol	MGFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$97	0.93%

Expenses Paid, Amount	$ 97
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	9.64	9.73	11.04
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R5
Trading Symbol	MGFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$108	1.03%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.03%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	9.58	9.64	10.94
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Service Class
Trading Symbol	MGFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$118	1.13%

Expenses Paid, Amount	$ 118
Expense Ratio, Percent	1.13%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	9.35	9.51	10.81
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Administrative Class
Trading Symbol	MGFLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$129	1.23%

Expenses Paid, Amount	$ 129
Expense Ratio, Percent	1.23%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	9.34	9.42	10.71
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R4
Trading Symbol	MGFRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$144	1.38%

Expenses Paid, Amount	$ 144
Expense Ratio, Percent	1.38%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	9.09	9.24	10.54
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class A
Trading Symbol	MGFAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$149	1.43%

Expenses Paid, Amount	$ 149
Expense Ratio, Percent	1.43%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	9.06	9.15	10.43
Class A - with maximum sales charge	3.06	7.92	9.81
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Global Fund
Class Name	Class R3
Trading Symbol	MGFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Global Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$170	1.63%

Expenses Paid, Amount	$ 170
Expense Ratio, Percent	1.63%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
Global equity markets delivered positive returns during the period, overcoming persistent geopolitical tensions, evolving trade policies, and shifting monetary conditions.
Conflicts in Ukraine and the Middle East continued to weigh on sentiment, while political developments and escalating tariff measures—particularly between the  U.S. and China—added complexity to global trade dynamics. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. U.S. equities advanced, led by large-cap growth stocks levered to the artifical intelligence trade. Small- and mid-cap stocks posted more modest gains, reflecting the dominance of mega-cap growth stocks. Emerging markets outperformed non-U.S. developed markets, supported by strong returns within the information technology and communication services sectors. Despite ongoing macroeconomic and political headwinds, corporate earnings remained broadly stable, and innovation in areas such as artificial intelligence continued to support equity valuations across geographic regions.
Top contributors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection and an overweight allocation to the communication services sector where overweight allocations to Alphabet and Meta were particularly  impactful
• An overweight allocation to the information technology sector
• An underweight allocation to the consumer staples sector
Top detractors to the Fund’s performance relative to the  MSCI ACWI:
• Stock selection within the information technology sector where an overweight allocation to  Marvell Technology detracted from the Fund’s performance
• Stock selection and an underweight to the financial services sector
• An underweight allocation to the health care sector

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]	AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	8.85	8.99	10.27
MSCI ACWI	17.27	13.54	11.91

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 152,800,000
Holdings Count | $ / shares	63
Advisory Fees Paid, Amount	$ 1,242,537
Investment Company Portfolio Turnover	24.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$152.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	63
Total Advisory Fees Paid During the Reporting Period	$1,242,537
Portfolio Turnover Rate	24%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Largest Holdings (% of Total Investments)
Alphabet, Inc. Class A	9.7%
Meta Platforms, Inc. Class A	7.1%
NVIDIA Corp.	5.3%
S&P Global, Inc.	3.7%
Taiwan Semiconductor Manufacturing Co. Ltd.	3.7%
Airbus SE	3.5%
DLF Ltd.	3.3%
Microsoft Corp.	3.1%
Visa, Inc. Class A	3.1%
Analog Devices, Inc.	3.0%

Sectors (% of Total Investments)
Information Technology	33.9%
Communication Services	21.8%
Financials	11.9%
Health Care	11.5%
Consumer Discretionary	10.6%
Industrials	5.6%
Real Estate	3.3%
Materials	0.9%

Largest Countries (% of Total Investments)
United States	64.3%
France	5.8%
India	5.4%
Taiwan	3.7%
Germany	3.6%
China	3.2%
Netherlands	2.3%
Japan	2.3%
Canada	2.2%
Switzerland	1.8%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class I
Trading Symbol	MSTZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$47	0.46%

Expenses Paid, Amount	$ 47
Expense Ratio, Percent	0.46%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	5.77	2.76	2.53
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R5
Trading Symbol	MSTDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$58	0.56%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.56%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	5.66	2.61	2.39
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Service Class
Trading Symbol	MSBYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$68	0.66%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	5.45	2.47	2.26
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Administrative Class
Trading Symbol	MSTLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	5.46	2.40	2.19
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R4
Trading Symbol	MPSDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$93	0.91%

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	5.17	2.23	2.03
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class A
Trading Symbol	MSHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$99	0.96%

Expenses Paid, Amount	$ 99
Expense Ratio, Percent	0.96%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	5.26	2.16	1.95
Class A - with maximum sales charge	2.63	1.64	1.69
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class R3
Trading Symbol	MSDNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$119	1.16%

Expenses Paid, Amount	$ 119
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	5.05	1.99	1.78
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.78	1.92

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class Y
Trading Symbol	BXDYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$52	0.51%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.51%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	5.72	2.52
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	4.90

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class L
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class L
Trading Symbol	BXDLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class L	$78	0.76%

Expenses Paid, Amount	$ 78
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class L - without sales charge	5.46	2.25
Class L - with maximum sales charge	2.82	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	4.90
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	1.71

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual Short-Duration Bond Fund
Class Name	Class C
Trading Symbol	BXDCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual Short-Duration Bond Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$104	1.01%

Expenses Paid, Amount	$ 104
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
• The corporate credit exposure, mainly investment grade, was favorable from issue selection
• The securitized asset exposure (asset-backed securities, commercial mortgage-backed securities, and residential mortgage-backed securities) was also a positive contributor from selection and allocation effects
Top detractors to the Fund’s performance relative to the  Bloomberg U.S. Aggregate 1-3 Year Bond Index:
•  U.S. Treasury by virtue of the Fund being underweight and this sector gaining from lower interest rates
• Derivatives exposure mainly from U.S. Treasury futures to manage Fund duration

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	5.18	2.01
Class C - with maximum sales charge	4.18	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	4.90
Bloomberg U.S. Aggregate 1-3 Year Bond Index	4.14	2.01

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 116,100,000
Holdings Count | $ / shares	216
Advisory Fees Paid, Amount	$ 519,286
Investment Company Portfolio Turnover	47.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$116.1
Total Number of Portfolio Holdings (includes derivative positions, if any)	216
Total Advisory Fees Paid During the Reporting Period	$519,286
Portfolio Turnover Rate	47%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	46.5%
Non-U.S. Government Agency Obligations	42.8%
Commercial Paper	8.5%
Repurchase Agreement	1.3%
Investment of Cash Collateral from Securities Loaned	0.9%
U.S. Government Agency Obligations and Instrumentalities	0.0%

Class I
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class I
Trading Symbol	MPHZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$56	0.54%

Expenses Paid, Amount	$ 56
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class I - without sales charge	7.66	6.42	6.07
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class R5
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R5
Trading Symbol	MPHSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R5	$66	0.64%

Expenses Paid, Amount	$ 66
Expense Ratio, Percent	0.64%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R5 - without sales charge	7.56	6.32	5.96
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Service Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Service Class
Trading Symbol	DLHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Service Class	$77	0.74%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.74%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Service Class - without sales charge	7.58	6.24	5.86
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Administrative Class
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Administrative Class
Trading Symbol	MPHLX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Administrative Class	$87	0.84%

Expenses Paid, Amount	$ 87
Expense Ratio, Percent	0.84%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Administrative Class - without sales charge	7.35	6.11	5.76
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class R4
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R4
Trading Symbol	MPHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R4	$103	0.99%

Expenses Paid, Amount	$ 103
Expense Ratio, Percent	0.99%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R4 - without sales charge	7.20	5.98	5.61
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class A
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class A
Trading Symbol	MPHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$108	1.04%

Expenses Paid, Amount	$ 108
Expense Ratio, Percent	1.04%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class A - without sales charge	7.14	5.86	5.50
Class A - with maximum sales charge	2.59	4.95	5.04
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class R3
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class R3
Trading Symbol	MPHNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R3	$128	1.24%

Expenses Paid, Amount	$ 128
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	5 Year	10 Year
Class R3 - without sales charge	6.92	5.69	5.33
Bloomberg U.S. Aggregate Bond Index	2.88	-0.45	1.84
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	5.55	6.17

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class Y
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class Y
Trading Symbol	BXHYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class Y	$61	0.59%

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	0.59%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class Y - without sales charge	7.74	4.76
Bloomberg U.S. Aggregate Bond Index	2.88	4.59
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	9.33

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%

Class C
Shareholder Report [Line Items]
Fund Name	MassMutual High Yield Fund
Class Name	Class C
Trading Symbol	BXHCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the MassMutual High Yield Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.massmutual.com/product-performance/mutual-funds. You can also request this information by contacting us at 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Additional Information Phone Number	1-888-309-3539
Additional Information Email	fundinfo@massmutual.com
Additional Information Website	https://www.massmutual.com/product-performance/mutual-funds
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST YEAR?
This example shows the expenses you would have paid over the past year, based on a hypothetical $10,000 investment. This table reflects any applicable waivers or expense limitations.

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$159	1.54%

Expenses Paid, Amount	$ 159
Expense Ratio, Percent	1.54%
Factors Affecting Performance [Text Block]
HOW DID THE FUND PERFORM?
The global bond market produced a positive but relatively subdued return over the 12-month period. The market experienced a volatile year as investors navigated shifting monetary policy, geopolitical tensions, and trade-related uncertainty. The U.S. Federal Reserve cut its benchmark interest rate by 25 basis points twice during the fourth quarter of 2024 and once during the third quarter of 2025, largely in view of moderating inflation and, more recently, signs of a weaker labor market. The European Central Bank and Bank of England also lowered their respective policy rates throughout the 12-month period, driven primarily by slowing economic growth. Despite the U.S. Federal Reserve’s interest rate cuts, longer-term U.S. Treasury yields rose over the period, reflecting concerns over fiscal deficits and continued inflation pressure from tariffs. Non-U.S. developed market sovereign bonds saw upward pressure on yields as well, while credit spreads narrowed modestly across investment-grade and high-yield sectors. Emerging market debt outperformed, supported by favorable currency dynamics and attractive real yields, particularly in local currency instruments. Trade policy developments, including renewed tariff actions, added complexity to global rate expectations, while ongoing conflicts in Ukraine and the Middle East contributed to cautious investor sentiment. Overall, fixed income markets reflected a delicate balance between macroeconomic headwinds and central bank policy responses, with longer-term yields facing pressure and credit performance being resilient.
Top contributors to the Fund’s performance relative to the  Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the consumer non-cyclical industry
• Maintaining a slightly lower duration as intermediate yields rose
Top detractors to the Fund’s performance relative to the Bloomberg U.S. Corporate High-Yield Bond Index:
• Issue selection within the basic industry
• Unfavorable issue selection within the communications industry
• An underweight allocation to the communications industry

Performance Past Does Not Indicate Future [Text]	Performance shown is past performance and does not guarantee future results.
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS (%) (as of September 30, 2025)

	1 Year	Since Inception (12/13/2021)
Class C - without sales charge	6.59	3.79
Class C - with maximum sales charge	5.59	4.59
Bloomberg U.S. Aggregate Bond Index	2.88	9.33
Bloomberg U.S. Corporate High-Yield Bond Index	7.41	3.79

No Deduction of Taxes [Text Block]	The graph and table below do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	Performance data current to the most recent month-end may be obtained at https://www.massmutual.com/product-performance/mutual-funds or by calling 1-888-309-3539 or by sending an email request to fundinfo@massmutual.com.
Net Assets	$ 476,800,000
Holdings Count | $ / shares	308
Advisory Fees Paid, Amount	$ 1,947,668
Investment Company Portfolio Turnover	97.00%
Additional Fund Statistics [Text Block]
WHAT ARE SOME KEY FUND STATISTICS? (as of September 30, 2025)

Total Net Assets (Millions)	$476.8
Total Number of Portfolio Holdings (includes derivative positions, if any)	308
Total Advisory Fees Paid During the Reporting Period	$1,947,668
Portfolio Turnover Rate	97%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (as of September 30, 2025)
Derivative values, if any, are excluded from the table(s) below.

Portfolio Characteristics (% of Total Investments)
Corporate Debt	79.2%
Bank Loans	9.8%
Investment of Cash Collateral from Securities Loaned	7.2%
Commercial Paper	2.1%
Repurchase Agreement	1.7%
Preferred Stock	0.0%